Right-of-use Assets and Operating Lease Liability - Future Minimum Payments (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases, Operating [Abstract]
Due through June 30, 2020	$ 14,023
Due through June 30, 2021	13,538
Due through June 30, 2022	9,150
Due through June 30, 2023	333
Due through June 30, 2024	311
Thereafter	1,457
Total principal payments	$ 38,812